LEASES (Schedule of Future Minimum Lease Payments) (Details)	Dec. 31, 2015 USD ($)
Year ending December 31:
2016	$ 283,422
2017	293,346
2018	300,596
2019	$ 23,956
Thereafter
Total Minimum Lease Payment	$ 901,320